Note to Consolidated Statements of Cash flows - Summary of Reconciliation From Profit Before Income Tax To Cash Used In Operating Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Line Items]
Profit before income tax	¥ 1,645,112	¥ 13,013,271	¥ 23,400,178
Adjustments for
Depreciation of property and equipment	181,171	177,799	193,511
Depreciation of right-of-use assets	413,957	578,014	608,889
Amortization of intangible assets	11,022	15,325	22,234
Share of loss of associates and joint ventures	5,416	218	31,143
Net gains on sale of property and equipment, and intangible assets	21,506	24,256	6,681
Net unrealized losses/(gains) on financial assets at fair value through profit or loss	197,027	212,297	483,356
Non-cash employee benefits expense - share based payment	(36,143)	45,919	133,395
Asset impairment losses	31,246	427,108	1,100,882
Credit impairment losses	5,598,588	11,956,103	5,658,259
Finance cost classified as financing activities	1,784,065	2,502,008	1,808,050
Investment income classified as investing activities	(1,220,005)	(1,460,167)	(1,592,319)
Foreign exchange losses/(gains)	(75,714)	877,232	(206,753)
Change in operating assets and liabilities	8,557,248	28,369,383	31,647,506
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Decrease/(increase) in loans to customers and accounts and other receivables	105,943,815	10,415,490	(101,160,641)
Increase/(decrease) in accounts and other payables	(96,748,653)	(24,054,567)	82,508,406
Net cash generated from / (used in) operating activities	¥ 17,752,410	¥ 14,730,306	¥ 12,995,271